Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Apr. 05, 2024 USD ($) $ / shares	Mar. 21, 2024 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

We do not have any formal policy that requires us to grant, or avoid granting, equity-based compensation to our executive officers at certain times. Consistent with our annual compensation cycle, the Compensation, Corporate Governance and Nominating Committee has for several years granted annual equity awards to its executive officers and directors at the start of the new fiscal year. The timing of any equity grants to executive officers in connection with new hires, promotions, or other non-routine grants is tied to the event giving rise to the award (such as an executive officer’s commencement of employment or promotion effective date). As a result, in all cases, the timing of grants of equity awards, including stock options, occurs independent of the release of any material nonpublic information, and we do not time the disclosure of material nonpublic information for the purpose of affecting the value of equity-based compensation.

Other than as reflected in the table below, no stock options were issued to executive officers in fiscal year 2024 during any period beginning four business days before the filing of a periodic report or current report disclosing material non-public information and ending one business day after the filing or furnishing of such report with the SEC.

					Percentage Change in the Closing Market
					Price of the Securities Underlying the
					Award between the Trading Ending
					Immediately Prior to the Disclosure
		Number of	Exercise		of Material Nonpublic Information
		Securities	Price of the	Grant Date	and the Trading Day Beginning
	Grant	Underlying the	Award	Fair Value	Immediately Following the Disclosure
Name	Date	Award	($)	($)	of Material Nonpublic Information
Gene Mack	04/05/24	200,000	3.56	455,660	(5.06)%
Chief Executive Officer
Gianluca Fuggetta	03/21/24	50,000	4.37	139,565	(4.69)%
Principal Financial Officer
Matthias Alder	03/21/24	370,000	4.37	1,032,781	(4.69)%
Former Chief Executive Officer

Award Timing Method	Consistent with our annual compensation cycle, the Compensation, Corporate Governance and Nominating Committee has for several years granted annual equity awards to its executive officers and directors at the start of the new fiscal year. The timing of any equity grants to executive officers in connection with new hires, promotions, or other non-routine grants is tied to the event giving rise to the award (such as an executive officer’s commencement of employment or promotion effective date). As a result, in all cases, the timing of grants of equity awards, including stock options, occurs independent of the release of any material nonpublic information, and we do not time the disclosure of material nonpublic information for the purpose of affecting the value of equity-based compensation.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

					Percentage Change in the Closing Market
					Price of the Securities Underlying the
					Award between the Trading Ending
					Immediately Prior to the Disclosure
		Number of	Exercise		of Material Nonpublic Information
		Securities	Price of the	Grant Date	and the Trading Day Beginning
	Grant	Underlying the	Award	Fair Value	Immediately Following the Disclosure
Name	Date	Award	($)	($)	of Material Nonpublic Information
Gene Mack	04/05/24	200,000	3.56	455,660	(5.06)%
Chief Executive Officer
Gianluca Fuggetta	03/21/24	50,000	4.37	139,565	(4.69)%
Principal Financial Officer
Matthias Alder	03/21/24	370,000	4.37	1,032,781	(4.69)%
Former Chief Executive Officer

Gene Mack | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name		Gene Mack
Underlying Securities		200,000
Exercise Price | $ / shares		$ 3.56
Fair Value as of Grant Date | $		$ 455,660
Underlying Security Market Price Change		(0.0506)
Gianluca Fuggetta | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name			Gianluca Fuggetta
Underlying Securities			50,000
Exercise Price | $ / shares			$ 4.37
Fair Value as of Grant Date | $			$ 139,565
Underlying Security Market Price Change			(0.0469)
Matthias Alder | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name			Matthias Alder
Underlying Securities			370,000
Exercise Price | $ / shares			$ 4.37
Fair Value as of Grant Date | $			$ 1,032,781
Underlying Security Market Price Change			(0.0469)